 Cash Account Trust                                                            1

--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

--------------------------------------------------------------------------------

We are pleased to provide you with the Cash Account Trust semiannual report for the six-month period ended October 31, 1995. Your Fund's management greatly appreciates your decision to invest in Cash Account Trust. During the past six months, each of the Fund's Portfolios -- Money Market, Government Securities and Tax-Exempt, registered solid performance. Please take a moment to review the Portfolio Results which appear at the end of this letter.

ECONOMIC REVIEW AND OUTLOOK
The momentum of the 1994 economic expansion has continued on into 1995, as evidenced by growth in personal income, consumer spending, construction spending and hiring during the six-month period ended October 31, 1995.

It was over a year ago that the Federal Reserve Board initiated a series of rate hikes intended to slow economic growth and keep inflation in check. While other markets reacted negatively to the rising rate environment, it had a positive effect on the short-term money markets. Cash Account Trust took advantage of rising interest rates by investing in high quality, short-term money market instruments.

Looking ahead, we anticipate the economy will grow at a moderate pace. Inflation should not become a problem, and we anticipate an extended period of interest rate stability, perhaps with a slight downward bias if significant progress from Washington is made in reducing the U.S. budget deficit. While investments in other markets may remain volatile, money market funds such as Cash Account Trust should offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your Fund's management thanks you for the vote of confidence you have shown through your investment, and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,

John W. Stuebe

John W. Stuebe
Vice President and Portfolio Manager

November 14, 1995

John Stuebe is Vice President of Kemper Financial Services, Inc. and Vice President and Portfolio Manager of Cash Account Trust. Mr. Stuebe holds a BS degree in finance from the University of Illinois and a MS degree in economics from DePaul University.

PORTFOLIO RESULTS
For the six months ended October 31, 1995, the Fund's three Portfolios had the following net annualized yields:

The Money Market Portfolio had a net annualized yield of 5.00%.

The Government Securities Portfolio had a net annualized yield of 5.07%.

The Tax-Exempt Portfolio had a net annualized yield of 3.27% and a tax-equivalent yield of 5.20%.*

An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

STATISTICAL NOTE
The Fund's net annualized yield for the six months ended October 31, 1995, is the annualized sum of the daily dividend rates for the period. Yields are historical and may not represent future yields, which will fluctuate.

*The tax-equivalent yield is based on a marginal tax rate of 37.1%. Income from the Tax-Exempt Portfolio may be subject to state and local taxes, and, for some investors, a portion of income may be subject to the alternative minimum tax.

 Cash Account Trust                                                            2

--------------------------------------------------------------------------------
SPECIAL SHAREHOLDERS MEETING

--------------------------------------------------------------------------------

On October 17, 1995, the results of the proxy solicitation were announced at an adjourned, joint special shareholders meeting. Cash Account Trust shareholders were asked to vote on four separate issues: election of nine Trustees to the Board of Trustees, ratification of Ernst & Young LLP as independent auditors, approval of a new investment management agreement with Kemper Financial Services, Inc., or its successor on the same terms as the current agreement and approval of a new 12b-1 distribution plan with Kemper Distributors, Inc. or its successor on the same terms as the current plan. We are pleased to report that all nominees were elected and all other items were approved. Following are the results of each issue:
1) Election of Trustees

                                        For                   Withheld
   David W. Belin                   324,226,372                  0
   Lewis A. Burnham                 324,226,372                  0
   Donald L. Dunaway                324,226,372                  0
   Robert B. Hoffman                324,226,372                  0
   Donald R. Jones                  324,226,372                  0
   David B. Mathis                  324,226,372                  0
   Shirley D. Peterson              324,226,372                  0
   William P. Sommers               324,226,372                  0
   Stephen B. Timbers               324,226,372                  0

2) Ratification of the selection of Ernst & Young LLP as independent auditors for the fund

       For                        Against                     Abstain
   317,220,414                   3,875,606                   4,804,102

3) Approval of new investment management agreement

                          MONEY MARKET PORTFOLIO
       For                        Against                     Abstain
   203,391,342                   2,961,085                   1,043,525

                     GOVERNMENT SECURITIES PORTFOLIO
       For                        Against                     Abstain
    75,571,750                   3,482,500                   1,562,143

                           TAX-EXEMPT PORTFOLIO
       For                        Against                     Abstain
    36,258,912                    604,875                     577,736

4) Approval of new 12b-1 distribution plan

                          MONEY MARKET PORTFOLIO
       For                        Against                     Abstain
   230,391,342                   4,936,048                   4,512,740

                     GOVERNMENT SECURITIES PORTFOLIO
       For                        Against                     Abstain
    72,175,219                   5,962,074                   2,479,100

                           TAX-EXEMPT PORTFOLIO
       For                        Against                     Abstain
    36,258,912                    571,457                     561,957

 Cash Account Trust                                                            3

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at October 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

             CORPORATE OBLIGATIONS               Value
BANKING--2.0%
-------------------------------------------------------
Nordbanken North America, Inc.
  5.80%, 12/13/95                               $  7,946
-------------------------------------------------------
CAPITAL AND MORTGAGE LENDING--3.9%
-------------------------------------------------------
Countrywide Funding Corporation
  5.85%, 11/8/95                                   7,991
-------------------------------------------------------
PHH Corporation
  5.76%, 11/30/95                                  7,963
-------------------------------------------------------
                                                  15,954
CAPTIVE BUSINESS FINANCE--10.2%
-------------------------------------------------------
(a)American Honda Finance Corporation
  5.88%, 11/9/95                                   7,999
-------------------------------------------------------
(a)Capital One Funding Corporation
  5.82%, 11/7/95                                   9,565
-------------------------------------------------------
Chrysler Financial Corporation
  5.81%, 12/27/95                                  7,929
-------------------------------------------------------
Enterprise Capital Funding Corporation
  5.78%, 11/9/95                                   7,990
-------------------------------------------------------
(a)Finova Capital Corporation
  5.98%, 12/15/95                                  8,000
-------------------------------------------------------
                                                  41,483
CONSUMER FINANCING--7.8%
-------------------------------------------------------
JTB Finance Americas
  5.95% - 5.96%, 11/21/95 - 11/28/95              15,938
-------------------------------------------------------
Mitsubishi Motors Credit of America, Inc.
  6.01%, 1/19/96                                   7,896
-------------------------------------------------------
Whirlpool Financial Corporation
  5.76%, 11/30/95                                  7,963
-------------------------------------------------------
                                                  31,797
CONSUMER PRODUCTS AND SERVICES--7.9%
-------------------------------------------------------
American Home Products Corporation
  5.84%, 11/9/95                                   7,990
-------------------------------------------------------
Coca-Cola Enterprises Inc.
  5.80%, 11/15/95                                  7,982
-------------------------------------------------------
Quaker Oats Company
  5.81%, 12/28/95                                  7,927
-------------------------------------------------------
Sony Capital Corporation
  5.76%, 12/8/95                                   7,953
-------------------------------------------------------
                                                  31,852
CORPORATE FINANCING--9.8%
-------------------------------------------------------
Astro Capital Corp.
  5.91%, 11/30/95                                  7,962
-------------------------------------------------------
(a)Beta Finance Corporation
  5.54%, 11/7/95                                   8,000
-------------------------------------------------------
CXC Incorporated
  5.73%, 12/15/95                                  7,945
-------------------------------------------------------
First Brands Commercial, Inc.
  5.78%, 12/4/95                                   7,958
-------------------------------------------------------

                                                 Value
Windmill Funding Corporation
  5.76%, 11/29/95                               $  7,964
-------------------------------------------------------
                                                  39,829
ENERGY AND UTILITIES--2.8%
-------------------------------------------------------
New Hampshire Industrial Development Authority
  5.82%, 12/13/95                                  3,500
-------------------------------------------------------
Ontario Hydro, Canada
  5.80%, 11/20/95                                  7,976
-------------------------------------------------------
                                                  11,476
FINANCIAL INSTITUTIONS--9.0%
-------------------------------------------------------
(a)Bear Stearns Companies Inc.
  5.93% - 6.01%, 11/10/95 - 11/20/95               8,000
-------------------------------------------------------
(a)CS First Boston, Inc.
  5.95%, 11/8/95                                   8,500
-------------------------------------------------------
(a)Federal National Mortgage Association
  5.55%, 11/7/95                                   4,937
-------------------------------------------------------
(a)Goldman, Sachs & Co.
  5.89%, 11/27/95                                  8,000
-------------------------------------------------------
(a)(b)Lehman Brothers Holdings Inc.
  5.98%, 11/15/95                                  7,000
-------------------------------------------------------
                                                  36,437
MANUFACTURING--3.9%
-------------------------------------------------------
Bridgestone/Firestone, Inc.
  6.20%, 1/22/96                                   7,889
-------------------------------------------------------
DIC Americas Inc.
  5.93%, 11/2/95                                   7,999
-------------------------------------------------------
                                                  15,888
MUNICIPAL AND STATE OBLIGATIONS--1.9%
-------------------------------------------------------
(a)(b)(c)Orange County, California
  6.83%, 6/30/96
  $5,000,000 (cost and par)                        4,731
Letter of credit from The Bank of New York           269
-------------------------------------------------------
(a)Texas, General Obligation
  5.84%, 11/7/95                                   2,500
-------------------------------------------------------
                                                   7,500
RECEIVABLES FINANCING--13.0%
-------------------------------------------------------
Cooperative Receivables Corporation
  5.90%, 11/1//95                                  8,000
-------------------------------------------------------
Dynamic Funding Corporation
  6.15%, 1/31/96                                   7,878
-------------------------------------------------------
Eiger Capital Corporation
  5.84%, 11/6/95                                   7,995
-------------------------------------------------------
Heller International Corporation
  5.83%, 11/6/95                                   4,996
-------------------------------------------------------
Preferred Receivables Funding Corporation
  5.76%, 11/14/95                                  7,983
-------------------------------------------------------
Sheffield Receivables
  5.76%, 11/6/95                                   7,994
-------------------------------------------------------

 Cash Account Trust                                                            4
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at October 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

                                                 Value
Working Capital Management Co. L.P.
  5.89%, 11/30/95                               $  7,962
-------------------------------------------------------
                                                  52,808
-------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS--72.2%
(average maturity: 26 days)                      292,970
-------------------------------------------------------
BANK OBLIGATIONS
Bank of America Illinois
  5.75%, 11/9/95                                   5,000
-------------------------------------------------------
(a)Boatman's Credit Card Bank
  5.88%, 12/4/95                                   5,000
-------------------------------------------------------
MBNA America Bank N.A.
  5.90%, 2/5/96                                    8,500
-------------------------------------------------------
Mellon Bank Corporation
  5.75%, 2/6/96                                    5,000
-------------------------------------------------------
TOTAL BANK OBLIGATIONS--5.8%
(average maturity: 64 days)                       23,500
-------------------------------------------------------
(d)REPURCHASE AGREEMENTS
(Dated 9/95 and 10/95, collateralized by
  Federal Home Loan Mortgage Corporation and
Federal National Mortgage Association
Securities)
-------------------------------------------------------
Goldman, Sachs & Co.
(held at The Bank of New York)
  5.74%, 11/21/95 - 11/22/95                      30,000
-------------------------------------------------------
Lehman Government Securities, Inc.
(held at Chemical Bank)
  5.70%, 11/29/95                                 10,000
-------------------------------------------------------
Salomon, Inc.
(held at The Bank of New York)
  5.70% - 5.78%, 11/3/95 - 11/28/95               50,000
-------------------------------------------------------

                                                 Value
TOTAL REPURCHASE AGREEMENTS--22.1%
(average maturity: 21 days)                     $ 90,000
-------------------------------------------------------
TOTAL INVESTMENTS--100.1%
(average maturity: 27 days)                      406,470
-------------------------------------------------------
LIABILITIES, LESS OTHER ASSETS--(.1)%               (567)
-------------------------------------------------------
NET ASSETS--100%                                $405,903
-------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Cash Account Trust                                                            5

--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
Investments at October 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

           U.S. TREASURY NOTES--1.7%              Value
    5.75%, 5/15/96
(average maturity: 196 days)                     $  3,024
---------------------------------------------------------
SHORT-TERM NOTES
(Issued or guaranteed by U.S. Government
agencies or instrumentalities)
---------------------------------------------------------
(a)Export-Import Bank of the United States
Kuwait Investment Authority
    5.78%, 11/15/95                                 3,200
---------------------------------------------------------
Federal Farm Credit Banks
    5.81%, 8/1/96                                   3,198
---------------------------------------------------------
Federal Home Loan Bank
(a)    5.83%, 11/2/95                               2,201
    5.85%, 5/15/96                                  7,805
---------------------------------------------------------
Federal Home Loan Bank
  Downey Savings & Loan
    5.66%, 3/8/96                                   2,942
  Fidelity Federal Bank
    5.81%, 11/30/95                                 2,190
---------------------------------------------------------
(a)Federal Home Loan Mortgage Corporation
    5.70%, 11/15/95                                 2,500
---------------------------------------------------------
Federal National Mortgage Association
(a)    5.55% - 6.35%, 11/1/95 - 11/7/95            12,847
    5.60% - 5.77%, 12/13/95 - 6/21/96              17,994
---------------------------------------------------------
(a)Student Loan Marketing Association
    5.57%, 11/1/95                                 13,320
---------------------------------------------------------
TOTAL SHORT-TERM NOTES--37.7%
(average maturity: 63 days)                        68,197
---------------------------------------------------------
(d)REPURCHASE AGREEMENTS
(dated 9/95 and 10/95, collateralized by Federal
  Home Loan Mortgage Corporation and Federal
National Mortgage Association Securities)
---------------------------------------------------------
Bear, Stearns & Co. Inc.
    5.80%, 11/1/95                                  8,500
---------------------------------------------------------

                                                  Value
Chase Manhattan Corporation
(held at Chemical Bank)
    5.78%, 11/6/95                               $  8,500
---------------------------------------------------------
CS First Boston Inc.
(held at Chemical Bank)
    5.75%, 11/17/95                                23,500
---------------------------------------------------------
Donaldson, Lufkin & Jenrette Securities
  Corporation
(held at Chemical Bank)
    5.80%, 12/4/95 - 1/2/96                        17,000
---------------------------------------------------------
Goldman, Sachs & Co.
(held at The Bank of New York)
    5.73%, 11/22/95                                15,000
---------------------------------------------------------
Nikko Securities Co. International
    5.73%, 11/1/95                                  7,000
---------------------------------------------------------
Nomura Securities International, Inc.
(held at The Bank of New York)
    5.79%, 11/15/95                                21,000
---------------------------------------------------------
Salomon Brothers Inc.
(held at The Bank of New York)
    5.70% - 5.80%, 11/30/95 - 12/27/95              9,000
---------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS--60.4%
(average maturity: 19 days)                       109,500
---------------------------------------------------------
TOTAL INVESTMENTS--99.8%
(average maturity: 39 days)                       180,721
---------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES--.2%                   286
---------------------------------------------------------
NET ASSETS--100%                                 $181,007
---------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Cash Account Trust                                                            6

--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at October 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

                (A)VARIABLE RATE
                DEMAND SECURITIES                  Value
CALIFORNIA
---------------------------------------------------------
Lancaster
Redevelopment Agency
    3.90%                                         $ 1,000
---------------------------------------------------------
Los Angeles
Harbor Improvements Corporation
    4.15%                                           2,000
ILLINOIS
---------------------------------------------------------
Chicago
O'Hare International Airport
    4.05%                                           2,480
---------------------------------------------------------
Development Finance Authority
    3.85%                                           2,000
INDIANA
---------------------------------------------------------
Fort Wayne
Hospital Authority
    4.15%                                           2,135
IOWA
---------------------------------------------------------
Louisa County
Pollution Control Revenue
    3.95%                                             500
LOUISIANA
---------------------------------------------------------
Jefferson Parish
Hospital Revenue
    4.05%                                           2,180
MARYLAND
---------------------------------------------------------
Health and Higher Educational Facilities
  Authority
    3.85%                                           2,000
NEW YORK
---------------------------------------------------------
New York City
Municipal Water Finance Authority
    4.00%                                           1,000
PENNSYLVANIA
---------------------------------------------------------
Delaware Valley
Regional Finance Authority
    4.05%                                           1,700
---------------------------------------------------------
Philadelphia
Redevelopment Authority
    4.00%                                           1,600
---------------------------------------------------------
TENNESSEE
---------------------------------------------------------
Maury County
Industrial Development Board
    4.30%                                         $ 2,000
---------------------------------------------------------
Smyrna Housing Association, Inc.
Multi-family Housing Revenue
    4.10%                                           2,000
TEXAS
---------------------------------------------------------
Calhoun County
Navigation Industrial Development Authority
    4.30%                                           1,000
---------------------------------------------------------
Nueces River Authority
Pollution Control Revenue
    4.20%                                           1,200
VIRGINIA
---------------------------------------------------------
Louisa County
Industrial Development Authority
    4.00%                                           2,000
WISCONSIN
---------------------------------------------------------
Eau Claire
Solid Waste Disposal Revenue
    4.10%                                           1,800
---------------------------------------------------------
TOTAL VARIABLE RATE
DEMAND SECURITIES--41.1%
(average maturity: 6 days)                         28,595
---------------------------------------------------------
OTHER SECURITIES
ALABAMA
---------------------------------------------------------
Mobile
Port City Medical Clinic Board
  3.90%, 11/8/95                                    1,000
ALASKA
---------------------------------------------------------
Valdez
Marine Terminal Revenue Refunding
  3.80%, 12/14/95                                   1,800
COLORADO
---------------------------------------------------------
Denver City and County
Airport System Revenue
  4.25% - 4.35%, 12/11/95 - 1/18/96                 2,000
---------------------------------------------------------
Platte River Power Authority
  3.80%, 11/14/95                                   1,500
GEORGIA
---------------------------------------------------------
Municipal Electric Authority
  4.05% - 3.95%, 11/7/95 - 11/9/95                  3,000
---------------------------------------------------------

 Cash Account Trust                                                            7
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at October 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

                                                   Value
ILLINOIS
---------------------------------------------------------
Chicago
General Obligation
  4.00%, 3/14/96                                  $ 2,500
INDIANA
---------------------------------------------------------
Jasper County
Pollution Control Revenue
  3.85%, 2/8/96                                     1,900
---------------------------------------------------------
Mount Vernon
Pollution Control and Solid Waste Disposal
  Revenue
  3.90%, 11/9/95                                    1,500
---------------------------------------------------------
Sullivan
Pollution Control Revenue
  3.90%, 12/11/95                                   2,000
KANSAS
---------------------------------------------------------
Burlington
Pollution Control Revenue
  3.85%, 12/14/95                                   2,000
KENTUCKY
---------------------------------------------------------
Danville
Multi-City Lease Revenue
  3.90%, 12/12/95                                   1,000
---------------------------------------------------------
Pendleton County
Multi-County Lease Revenue
  3.85%, 11/7/95                                    1,000
MASSACHUSETTS
---------------------------------------------------------
Industrial Finance Agency
  3.70%, 12/8/95                                    1,150
MICHIGAN
---------------------------------------------------------
Strategic Fund
Pollution Control Revenue
  3.85%, 11/8/95                                    1,000
NEW HAMPSHIRE
---------------------------------------------------------
Business Finance Authority
  3.95%, 12/21/95                                   1,500
NEW YORK
---------------------------------------------------------
Nassau County
Tax Anticipation Notes
  3.90%, 4/15/96                                      802
---------------------------------------------------------
New York City
Revenue Anticipation Notes
  3.90%, 4/11/96                                    1,003
---------------------------------------------------------
PENNSYLVANIA
---------------------------------------------------------
Philadelphia
School District
  3.95%, 6/28/96                                  $ 1,003
---------------------------------------------------------
Gas Works Revenue
  3.85%, 2/8/96                                     1,000
SOUTH CAROLINA
---------------------------------------------------------
York County
Pollution Control Facilities Revenue
  3.60%, 12/11/95                                   3,000
TEXAS
---------------------------------------------------------
A & M University System
  3.80%, 1/17/96                                    2,000
---------------------------------------------------------
Brazoria County
Brazos River Harbor Navigation District
  3.85%, 11/8/95                                    1,000
---------------------------------------------------------
San Antonio
Electric and Gas Systems
  3.80%, 2/15/96                                    2,300
---------------------------------------------------------
Tax and Revenue Anticipation Notes
  3.94%, 8/30/96                                      503
VIRGINIA
---------------------------------------------------------
Chesterfield
Industrial Development Authority
  3.90%, 12/13/95                                   1,850
WEST VIRGINIA
---------------------------------------------------------
Public Energy Authority
  3.90%, 11/9/95                                    1,000
---------------------------------------------------------
TOTAL OTHER SECURITIES--57.9%
(average maturity: 62 days)                        40,311
---------------------------------------------------------
TOTAL INVESTMENTS--99.0%
(average maturity: 39 days)                        68,906
---------------------------------------------------------
CASH AND OTHER ASSETS, LESS LIABILITIES--1.0%         727
---------------------------------------------------------
NET ASSETS -- 100%                                $69,633
---------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Cash Account Trust                                                            8

--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS

--------------------------------------------------------------------------------

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, except as described in Note (c), cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at October 31, 1995. The dates shown represent the demand date or the next interest rate change date. Securities in the Tax-Exempt Portfolio shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At October 31, 1995, the aggregate value of illiquid securities was $12,000,000 in the Money Market Portfolio, which represented 3.0% of net assets.

(c) See Note (3) of the Notes to Financial Statements.

(d) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.

 Cash Account Trust                                                            9

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995
(in thousands)

--------------------------------------------------------------------------------

                                                                          MONEY           GOVERNMENT
                                                                         MARKET           SECURITIES         TAX-EXEMPT
                                ASSETS                                  PORTFOLIO         PORTFOLIO           PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                                 $ 316,470            71,221             68,906
------------------------------------------------------------------------------------------------------------------------
  Repurchase agreements                                                    90,000           109,500                 --
------------------------------------------------------------------------------------------------------------------------
Cash                                                                           --                --                486
------------------------------------------------------------------------------------------------------------------------
Interest receivable                                                         1,713             1,078                352
------------------------------------------------------------------------------------------------------------------------
    Total assets                                                          408,183           181,799             69,744
------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Cash overdraft                                                              1,506               433                 --
------------------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                                   436               199                 48
------------------------------------------------------------------------------------------------------------------------
  Management fee                                                               61                 1                  4
------------------------------------------------------------------------------------------------------------------------
  Distribution fee                                                            204                91                 29
------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                       21                19                  7
------------------------------------------------------------------------------------------------------------------------
  Other                                                                        52                49                 23
------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                       2,280               792                111
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                             $ 405,903           181,007             69,633
------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                         $ 407,319           181,007             69,633
------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on investments                                     (1,416)               --                 --
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                             $ 405,903           181,007             69,633
------------------------------------------------------------------------------------------------------------------------
THE PRICING OF SHARES
------------------------------------------------------------------------------------------------------------------------
Shares outstanding, no par value                                          405,903           181,007             69,633
------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                              $1.00              1.00               1.00
------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Cash Account Trust                                                           10

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Six months ended October 31, 1995
(in thousands)

--------------------------------------------------------------------------------

                                                                      MONEY             GOVERNMENT
                                                                     MARKET             SECURITIES           TAX-EXEMPT
                                                                    PORTFOLIO           PORTFOLIO             PORTFOLIO
                                                                    ----------------------------------------------------
INTEREST INCOME                                                      $12,082               5,053                1,451
------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                         440                 185                   78
------------------------------------------------------------------------------------------------------------------------
  Distribution fee                                                     1,199                 505                  178
------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                 306                 106                   41
------------------------------------------------------------------------------------------------------------------------
  Registration costs                                                     109                  90                   77
------------------------------------------------------------------------------------------------------------------------
  Professional fees                                                       19                   7                    3
------------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                 22                   5                    3
------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                10                   4                    2
------------------------------------------------------------------------------------------------------------------------
                                                                       2,105                 902                  382
------------------------------------------------------------------------------------------------------------------------
  Less expenses waived by the investment manager                         (92)               (139)                (102)
------------------------------------------------------------------------------------------------------------------------
    Total expenses absorbed by the Portfolio                           2,013                 763                  280
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 10,069               4,290                1,171
------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation on investments                        (590)                 --                   --
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 $ 9,479               4,290                1,171
------------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Six months ended October 31, 1995 and year ended April 30, 1995
(in thousands)

--------------------------------------------------------------------------------

                                                  MONEY MARKET                   GOVERNMENT                    TAX-EXEMPT
                                                    PORTFOLIO               SECURITIES PORTFOLIO                PORTFOLIO
                                            -------------------------------------------------------------------------------------
                                            OCTOBER 31,     APRIL 30,     OCTOBER 31,     APRIL 30,     OCTOBER 31,     APRIL 30,
                                               1995           1995           1995           1995           1995           1995
                                            -------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL ACTIVITY
Net investment income                        $  10,069         12,814         4,290          3,981          1,171          1,459
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Change in unrealized depreciation                 (590)          (826)           --             --             --             --
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Capital contribution from investment
manager                                            590            826            --             --             --             --
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Dividends to shareholders from net
investment income                              (10,069)       (12,814)       (4,290)        (3,981)        (1,171)        (1,459)
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions
(dollar amounts and number of shares are the same):
Shares sold                                    620,088        998,198       334,427        406,191        119,085        214,193
---------------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends      10,116         12,434         4,264          3,814          1,181          1,404
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                                               630,204      1,010,632       338,691        410,005        120,266        215,597
Less shares redeemed                           602,852        788,234       295,704        302,814        118,381        164,840
---------------------------------------------------------------------------------------------------------------------------------
Net increase from capital share
transactions and total increase in net
assets                                          27,352        222,398        42,987        107,191          1,885         50,757
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                            378,551        156,153       138,020         30,829         67,748         16,991
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End of period                                $ 405,903        378,551       181,007        138,020         69,633         67,748
---------------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Cash Account Trust                                                           11

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NOTES TO FINANCIAL STATEMENTS

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1. DESCRIPTION OF THE FUND

Cash Account Trust (the Fund) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three series of shares (Portfolios). The Money Market Portfolio invests primarily in short-term high quality obligations of major banks and corporations. The Government Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. The Tax-Exempt Portfolio invests in short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

EXPENSES
Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share (NAV) by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market and Government Securities Portfolios and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.

FEDERAL INCOME TAXES
Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies for the six months ended October 31, 1995.

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT
The Fund has a management agreement with Kemper Financial Services, Inc. (KFS) and pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets declining gradually to .15% of average daily net assets in excess of $3 billion. During the six months ended October 31, 1995, the Fund incurred management fees of $703,000.

Kemper Asset Holdings, Inc. (KAHI), a subsidiary of Kemper Corporation, the parent company of Kemper Financial Services, Inc., arranged for the issuance of a $5,364,000 irrevocable letter of credit from The Bank of New York for the benefit of the Fund. The letter of credit supports the payment of principal and interest on the Orange County, California obligation held in the Money Market Portfolio. The Fund and KAHI are parties to an agreement related to the letter of credit which provides, among other things, that, in connection with a payment of principal or interest under the letter of credit, the Fund will transfer to KAHI any proceeds received under the Orange County obligation.

 Cash Account Trust                                                           12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTION AGREEMENT
The Fund also has an administration, shareholder services and distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the Fund pays KDI an annual fee of .60% of average daily net assets for the Money Market and Government Securities Portfolios and .50% of average daily net assets for the Tax-Exempt Portfolio. For the six months ended October 31, 1995, the Fund incurred distribution fees of $1,882,000. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such firms based on the average daily net assets of those accounts that they maintain and service at an annual rate of .60% for the Money Market and Government Securities Portfolios, and .50% for the Tax-Exempt Portfolio. During the six months ended October 31, 1995, KDI paid fees of $1,881,000 to various firms pursuant to the related service agreements.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. For the six months ended October 31, 1995, IFTC remitted shareholder services fees to KSvC of $402,000.

OFFICERS AND TRUSTEES
Certain officers or trustees of the Fund are also officers or directors of KFS. During the six months ended October 31, 1995, the Fund made no payments to its officers and incurred trustees' fees of $12,000 to independent trustees.

EXPENSE ABSORPTION
KFS has agreed to temporarily waive its management fee and reimburse or pay operating expenses of a Portfolio to the extent that they exceed the following percentages of average daily net assets: Money Market Portfolio (1.00%), Government Securities Portfolio (.90%) and Tax-Exempt Portfolio (.80%). In addition, from time to time, KFS may voluntarily waive fees or absorb certain additional operating expenses of each Portfolio. Under these arrangements, KFS absorbed expenses of $333,000 during the six months ended October 31, 1995.

 Cash Account Trust                                                           13

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FINANCIAL HIGHLIGHTS

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
MONEY MARKET PORTFOLIO                                      Six months                     Year ended April 30,
                                                               ended           1995          1994          1993         1992
                                                            October 31,
                                                               1995
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                             $1.00           1.00          1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                       .03            .04           .02          .02          .04
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $1.00           1.00          1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                     2.55%          4.38          2.42         2.65         4.44
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses after expense waiver                                     1.00%           .99           .93          .84          .93
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                             5.00           4.54          2.48         2.59         4.03
-----------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                          1.05%          1.05          1.20         1.36         1.57
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                             4.95           4.48          2.21         2.07         3.39
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SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                   $ 405,903        378,551       156,153       34,267       27,905

----------------------------------------------------------------------------------------------------------------

NOTE:

The Money Market Portfolio's total return for the six months ended October 31, 1995 and for the year ended April 30, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 2.40% and 4.16%, respectively.

GOVERNMENT SECURITIES PORTFOLIO                             Six months                     Year ended April 30,
                                                               ended           1995          1994          1993         1992
                                                            October 31,
                                                               1995
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                             $1.00           1.00          1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                       .03            .04           .02          .02          .04
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $1.00           1.00          1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                     2.58%          4.37          2.49         2.65         4.54
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses after expense waiver                                      .90%           .90           .84          .79          .79
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                             5.06           4.66          2.47         2.63         4.41
-----------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                          1.06%          1.05          1.22         1.18         1.20
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                             4.90           4.51          2.09         2.24         4.00
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SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                   $ 181,007        138,020        30,829       28,963       34,119
-----------------------------------------------------------------------------------------------------------------------------

 Cash Account Trust                                                           14

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FINANCIAL HIGHLIGHTS

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
                                                               Six months
                                                                  ended
                                                               October 31,                   Year ended April 30,
                     TAX-EXEMPT PORTFOLIO                         1995            1995         1994         1993         1992
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                               $1.00           1.00         1.00         1.00         1.00
------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                         .02            .03          .02          .02          .03
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $1.00           1.00         1.00         1.00         1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                       1.66%          2.80         1.84         2.13         3.46
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses after expense waiver                                        .78%           .76          .74          .71          .67
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                               3.27           3.00         1.82         2.09         3.34
------------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                            1.07%           .93         1.20         1.39         1.38
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                               2.98           2.83         1.36         1.41         2.63
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                       $69,633         67,748       16,991       10,014        7,097

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NOTE FOR ALL PORTFOLIOS:

KFS has agreed to temporarily waive certain operating expenses. The Other Ratios to Average Net Assets are computed without this expense waiver.

                                           CASH ACCOUNT
                                           TRUST

                                           SEMIANNUAL
                                           REPORT
                                           OCTOBER 31, 1995

This report is not to be distributed unless preceded or accompanied by a prospectus.

INVESTMENT MANAGER
Kemper Financial Services, Inc.

PRINCIPAL UNDERWRITER
Kemper Distributors, Inc.
120 South LaSalle Street, Chicago, IL 60603

1006430 11/95                    [LOGO]

            Printed on recycled paper.